Cover Page	Sep. 30, 2026	Feb. 05, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date		Feb. 05, 2026
Entity Registrant Name		BEAZER HOMES USA, INC.
Entity Central Index Key		0000915840
Amendment Flag		false
Current Fiscal Year End Date	--09-30
Entity Incorporation, State or Country Code		DE
Entity File Number		001-12822
Entity Tax Identification Number		58-2086934
Entity Address, Address Line One		2002 Summit Boulevard
Entity Address, Address Line Two		15th Floor
Entity Address, City or Town		Atlanta
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30319
City Area Code		770
Local Phone Number		829-3700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value
Trading Symbol		BZH
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Document Information [Line Items]
Entity Address, Address Line One		2002 Summit Boulevard
Entity Address, Address Line Two		15th Floor
Entity Address, City or Town		Atlanta
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30319